Equity - Schedule of Share Based Payments Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Employees and directors share-based payments	$ 494,000	$ 585,000	$ 487,000
Stock options issued for services	67,000	44,000	96,000
Shares issued for services	19,000
Total share based payments expenses	$ 580,000	$ 629,000	$ 583,000